Subsequent events (Details Narrative) - USD ($)	Feb. 24, 2025	Feb. 17, 2025	Jan. 20, 2025	Jan. 06, 2025
Subsequent Events [Abstract]
Original principal amount		$ 40,000,000	$ 40,000,000	$ 28,000,000
Original issue discount		$ 3,200,000	$ 3,200,000	$ 2,240,000
Reverse stock split	Share Capital Increase. Conditional on the share consolidation, the Company intends to increase its authorized share capital from US$10,000,000 divided into 12,500,000 shares to US$400,000,000 divided into 500,000,000 shares by creating additional Consolidated Class A and Class B shares.